Business Combination - Reconciles of Business Combination to Condensed Consolidated Statement (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Business Acquisition [Line Items]
Gross Proceeds	$ 76,317
Less: transaction costs paid	(14,665)
Net proceeds from the Business Combination	61,652
Less: warrant liabilities assumed	(13,762)
Less: repayment of note assumed in the Business Combination	(2,500)
Less: accrued transaction costs at December 31, 2023	(580)
Reverse merger, net of transaction costs	44,810
Cash - CPUH trust
Business Acquisition [Line Items]
Gross Proceeds	38,395
Cash - PIPE Investors
Business Acquisition [Line Items]
Gross Proceeds	$ 37,922